Key Mutual Funds
               Supplement dated February 28, 1997 to the following Prospectuses and Statements of Additional Information ("SAI"):


     1. Prospectus dated June 12, 1996, as supplemented December 17, 1996, and Statement of Additional Information, dated June 12, 1996, as supplemented on December 11, 1996 and December 17, 1996, for the following Funds:

              Key Stock Index Fund
              Key International Index Fund

     2. Prospectus and Statement of Additional Information, dated December 16, 1996, for the following Funds:

              KeyChoice Growth Fund
              KeyChoice Moderate Growth Fund
              KeyChoice Income and Growth Fund

         Effective February 28, 1997, KeyCorp Mutual Fund Advisers, Inc. ("Key Advisers"), Society Asset Management, Inc. and Applied Technology Investments, Inc., all indirect wholly owned subsidiaries of KeyCorp, were consolidated into Spears, Benzak, Salomon & Farrell, Inc., which was renamed Key Asset Management Inc. ("KAM"). KAM is a wholly owned subsidiary of KeyBank National Association. As a result of such consolidation, KAM became the investment adviser to the Funds listed above under the terms of the Investment Advisory and Asset Management Agreements that previously were in place.

         The Prospectuses for the Funds are hereby amended by replacing the first two paragraphs under the heading "Management of the Funds -- The Investment Adviser," and the SAIs for the Funds are amended by replacing the first two paragraphs under the heading "The Investment Adviser and Administrator
- Investment Adviser," with the following paragraphs:

                           The investment adviser to the Funds is Key Asset Management Inc. ("KAM" or the "Adviser"), a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is a wholly owned subsidiary of KeyBank National Association which is a wholly owned subsidiary of KeyCorp, one of the largest financial services holding companies in the United States. KeyCorp's principal offices are located at 127 Public Square, Cleveland, Ohio 44114.

                           The Adviser and its affiliates managed approximately $50 billion as of September 30, 1996 for numerous individuals and institutional clients. The Adviser's principal offices are located at 127 Public Square, Cleveland, Ohio 44114.

                           The Adviser is the surviving entity of the February 28, 1997 consolidation of four indirect wholly-owned investment advisory subsidiaries of KeyCorp. Prior to February 28, 1997, KeyCorp Mutual Fund Advisers, Inc. served as investment adviser to each of the Funds.

         In addition, all other references in the Prospectuses and SAIs to the Adviser or Key Advisers as the current Adviser for the Funds should be read as referring to KAM.

         Please keep this Supplement with your Prospectus(es) and SAI(s). Investors wishing to obtain more information should call the Servicing Agent without charge at 800-KEY-FUND.

                                Key Mutual Funds
                    Supplement dated February 28, 1997 to the
                      Prospectuses dated July 12, 1996 and
        Statement of Additional Information ("SAI"), dated July 12, 1996, as supplemented on December 11, 1996,
                            for the following Funds:


                          Key Money Market Mutual Fund
                          SBSF Fund
                          SBSF Convertible Securities Fund
                          SBSF Capital Growth Fund

         Effective February 28, 1997, KeyCorp Mutual Fund Advisers, Inc., Society Asset Management, Inc. and Applied Technology Investments, Inc., all indirect wholly owned subsidiaries of KeyCorp, were consolidated into Spears, Benzak, Salomon & Farrell, Inc., which was renamed Key Asset Management Inc. ("KAM"). KAM is a wholly owned subsidiary of KeyBank National Association. KAM continues to serve as the investment adviser to the Funds listed above under the terms of the Investment Advisory Agreement that previously was in place.

         The Prospectuses for the Funds are hereby amended by replacing the first two paragraphs under the heading "Management of the Funds -- The Investment Adviser," and the SAI for the Funds is amended by replacing the first two paragraphs under the heading "The Investment Adviser, Administrator and Sub-Administrator - Investment Adviser," with the following paragraphs:

                           The investment adviser to the Funds is Key Asset Management Inc. ("KAM" or the "Adviser"), a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is a wholly owned subsidiary of KeyBank National Association which is a wholly owned subsidiary of KeyCorp, one of the largest financial services holding companies in the United States. KeyCorp's principal offices are located at 127 Public Square, Cleveland, Ohio 44114.

                           The Adviser and its affiliates managed approximately $50 billion as of September 30, 1996 for numerous individuals and institutional clients. The Adviser's principal offices are located at 127 Public Square, Cleveland, OH 44114.

                           The Adviser is the surviving entity of the February 28, 1997 consolidation of four indirect wholly-owned investment advisory subsidiaries of KeyCorp. The name of KAM prior to February 28, 1997 was Spears, Benzak, Salomon & Farrell, Inc.

         In addition, all references in the Prospectuses and SAI to Spears, Benzak, Salomon & Farrell, Inc. as the current Adviser and Sub-Administrator for the Funds should be read as referring to KAM.

         Please keep this Supplement with your Prospectus(es) and SAI. Investors wishing to obtain more information should call the Servicing Agent without charge at 800-KEY-FUND.